                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York           10020
    (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: January 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended January 31, 2007

Total Return for the 6 Months Ended January 31, 2007

Class A	Class B	Class C	Class D	S&P 500® Health Care Index[1]	S&P 500® Index[2]	Lipper Health/ Biotechnology Funds Index[3]
8.22%	7.82%	7.80%	8.40%	9.23%	13.75%	9.98%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the six-month period ended January 31, 2007, the health care sector lagged the broad market as measured by the S&P 500® Index. Concerns that were already present within the health care industry intensified following the mid-term elections in November, when the Democratic Party won the majority in both the House of Representative and the Senate. Health care reform was part of the new legislative agenda, raising investors’ anxieties about the extent of the new political majority’s involvement throughout the industry, thereby significantly increasing volatility within the sector. For example, investors were concerned about hospitals and clinics, as Congress recently decided to focus on the access issues and costs incurred by the uninsured population. Another segment directly affected by the political change was biotechnology. The increasing cost of brand-name biotechnology treatments, particularly for cancer patients, is fuelling a movement to develop a regulatory pathway for the approval of generic biotechnology treatments and drugs. In addition, Democrats are proposing legislation that will give the Food and Drug Administration (FDA) greater power over drug approvals, which will likely result in pharmaceutical companies conducting more detailed drug testing as part of the new and more thorough drug approval process.

In this environment, pharmaceutical companies lagged the other health care sub-sectors and the broad market. The segment’s underperformance was due in large part to the aforementioned concerns stemming from the mid-term elections. On the other hand, small-capitalization biotechnology companies benefited strongly from ongoing merger and acquisition activity. Medical device suppliers – particularly orthopedic devices – also did well during the period, as anticipated Medicare cuts did not occur as expected and demand for such equipment remained strong.

Performance Analysis

Morgan Stanley Health Sciences Trust underperformed the S&P 500® Health Care Index, the S&P 500® Index and the Lipper Health/Biotechnology Funds Index for the six months ended January 31, 2007, assuming no deduction of applicable sales charges.

Relative to the S&P 500 Health Care Index, underperformance for the period was primarily due to stock selection and an overweight in large-cap biotechnology companies. The Fund typically favors the more established biotechnology companies that have demonstrated earnings and possess existing products; however, for this period, most of the merger and acquisition activity that bolstered performance within this sector focused on firms that are smaller and still in the early stages of product and business development. A select hospital holding also hurt the Fund’s performance. Although this particular hospital is attempting to turn itself around by revising their management and business operations, it is still plagued with the high bad debt expense and weak admissions. Additionally, a market-weighting in the pharmaceutical segment hampered returns.

Despite these detractors from overall performance, there were several areas of strength for the Fund. Stock selection and an overweight allocation in medical and dental device supplier category benefited the Fund, given the rapidly growing demand within this segment. The Fund’s holding of a small domestic pharmaceutical company that was acquired during the period also proved advantageous to performance and investment in an international drug and chemical manufacturer further bolstered returns. Stock selection in the life sciences tools group, which focuses on developing equipment for drug manufacturers for the purpose of pharmaceutical research, added to relative returns. Finally, security selection in the managed health care industry, particularly in HMOs, helped overall performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Thermo Fisher Scientific, Inc.	4.4%
Schering-Plough Corp.	4.4
Baxter International, Inc.	3.9
Merck & Co., Inc.	3.9
Roche Holdings AG (Switzerland)	3.8
Nobel Biocare Holding AG (Switzerland)	3.2
Celgene Corp.	3.0
Bard (C.R.), Inc.	2.9
Bayer AG (ADR) (Germany)	2.7
Gilead Sciences, Inc.	2.6

TOP FIVE INDUSTRIES
Medical Specialties	29.1%
Biotechnology	28.9
Pharmaceuticals: Major	25.7
Pharmaceuticals: Other	4.2
Services To The Health Industry	3.5

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50 percent of its earnings or revenues, or it devotes at least 50 percent of its assets, to health science activities. Health science companies include, among others:

•	hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses;

•	pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development;

•	companies that produce and manufacture medical, dental and optical supplies and equipment;

•	companies that provide services to health care companies; and

•	HMOs and other health insurance companies.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and
Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 10/30/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	5.73%	[4]	4.96%	[4]	4.95%	[4]	6.02%	[4]
	0.18	[5]	0.34	[5]	4.03	[5]	—
5 Years	5.68	[4]	4.88	[4]	4.90	[4]	5.94	[4]
	4.54	[5]	4.58	[5]	4.90	[5]	—
10 Years	—		8.90	[4]	—		—
	—		8.90	[5]	—		—
Since Inception	10.57	[4]	10.63	[4]	9.75	[4]	10.82	[4]
	9.95	[5]	10.63	[5]	9.75	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s (S&P) 500® Health Care Index is a market capitalization weighted index consisting of health care companies in the S&P 500® Index and is designed to measure the performance of the health care sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Health/Biotechnology Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 – 01/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/06	01/31/07	08/01/06 – 01/31/07
Class A
Actual (8.22% return)	$1,000.00	$1,082.20	$8.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.29	$7.98
Class B
Actual (7.82% return)	$1,000.00	$1,078.20	$12.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.51	$11.77
Class C
Actual (7.80% return)	$1,000.00	$1,078.00	$12.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.51	$11.77
Class D
Actual (8.40% return)	$1,000.00	$1,084.00	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.72

*	Expenses are equal to the Fund’s annualized expense ratios of 1.57%, 2.32%, 2.32% and 1.32% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Biotechnology (28.9%)
62,800	Affymetrix, Inc.*	$1,567,488
91,690	Amgen Inc.*	6,452,225
75,300	Amylin Pharmaceuticals, Inc. (a)*	2,920,134
123,500	Biogen Idec Inc. (a)*	5,969,990
211,000	BioMarinPharmaceutical, Inc. (a)*	3,996,340
173,200	Celgene Corp. (a)*	9,297,376
59,900	Cephalon, Inc. (a)*	4,337,359
39,510	Genentech, Inc. (a)*	3,451,989
143,900	Gen-Probe Inc. (a)*	7,442,508
117,200	Genzyme Corp.*	7,703,556
125,500	Gilead Sciences, Inc.*	8,072,160
393,600	Keryx Biopharmaceuticals, Inc. (a)*	4,490,976
242,500	Medarex, Inc. (a)*	3,266,475
204,500	MedImmune, Inc. (a)*	7,087,970
92,200	OSI Pharmaceuticals Inc.*	3,136,644
290,100	PDL BioPharma Inc.*	5,949,951
150,700	Vertex Pharmaceuticals Inc. (a)*	5,327,245
		90,470,386
	Chemicals: Major Diversified (2.7%)
140,400	Bayer AG (ADR) (Germany)	8,308,872
	Hospital/Nursing Management (2.5%)
93,900	Psychiatric Solutions, Inc. (a)*	3,656,466
603,100	Tenet Healthcare Corp. (a)*	4,257,886
		7,914,352
	Medical Specialties (29.1%)
29,900	Alcon, Inc. (Switzerland) (a)	3,521,024
108,600	Bard (C.R.), Inc.	8,961,672
248,000	Baxter International, Inc.	12,315,680
99,000	Beckman Coulter, Inc.	6,387,480
192,800	Boston Scientific Corp.*	3,557,160
166,400	Dade Behring Holdings, Inc. (a)	7,002,112
39,700	IDEXX Laboratories, Inc.*	3,406,657
59,200	Medtronic, Inc.	3,164,240
30,000	Nobel Biocare Holding AG Bearer† (Switzerland)	9,980,055
115,000	ResMed, Inc. (a)*	$6,046,700
145,400	Respironics, Inc.*	6,194,040
286,960	Thermo Fisher Scientific, Inc. (a)*	13,731,036
147,400	Varian Medical Systems, Inc.*	6,799,562
		91,067,418
	Medical/Nursing Services (1.1%)
74,000	Healthways Inc. (a)*	3,360,340
	Pharmaceuticals: Major (25.7%)
139,300	Abbott Laboratories	7,382,900
124,800	Bristol-Myers Squibb Co. (a)	3,592,992
93,500	Johnson & Johnson	6,245,800
113,840	Lilly (Eli) & Co.	6,161,021
270,700	Merck & Co., Inc.	12,113,825
55,000	Novartis AG (ADR) (Switzerland)	3,172,950
171,268	Pfizer, Inc.	4,494,072
63,700	Roche Holding AG† (Switzerland)	12,005,733
544,300	Schering-Plough Corp.	13,607,500
281,000	Warner Chilcott Ltd.- Class A (Bermuda) (a)*	4,172,850
147,400	Wyeth	7,283,034
		80,232,677
	Pharmaceuticals: Other (4.2%)
26,100	Allergan, Inc.	3,046,131
161,600	Endo Pharmaceuticals Holdings, Inc.*	4,964,352
145,300	Teva Pharmaceutical Industries Ltd. (ADR) (Israel) (a)	5,100,030
		13,110,513
	Services to the Health Industry (3.5%)
149,900	HEALTHSOUTH Corp. (a)	3,506,161
101,800	Laboratory Corp. of America Holdings (a)*	7,476,192
		10,982,353
	Total Common Stocks (Cost $219,236,351)	305,446,911

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (29.1%)
	Repurchase Agreement (3.1%)
$9,681	Joint repurchase agreement account 5.26% due 02/01/07 (dated 01/31/07; proceeds $9,682,415) (b) (Cost $9,681,000)	$9,681,000
81,317	Security Purchased from Securities Lending Collateral (26.0%) The Bank of New York Institutional Cash Reserve Fund (Cost $81,316,992)	81,316,992
	Total Short-Term Investments (Cost $90,997,992)	90,997,992

Total Investments (Cost $310,234,343) (c)	126.8%	396,444,903
Liabilities In Excess Of Other Assets	(26.8)	(83,731,794)
Net Assets	100.0%	$312,713,109

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Securities with a total market value of $21,985,788 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)	All or a portion of this security was on loan on January 31, 2007.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $88,949,901 and the aggregate gross unrealized depreciation is $2,739,341, resulting in net unrealized appreciation of $86,210,560.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Medical Specialties	$91,067,418	29.1%
Biotechnology	90,470,386	28.9
Security Purchased from Securities Lending Collateral	81,316,992	26.0
Pharmaceuticals: Major	80,232,677	25.7
Pharmaceuticals: Other	13,110,513	4.2
Services to the Health Industry	10,982,353	3.5
Repurchase Agreement	9,681,000	3.1
Chemicals: Major Diversified	8,308,872	2.7
Hospital/Nursing Management	7,914,352	2.5
Medical/Nursing Services	3,360,340	1.1
	$396,444,903	126.8%

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $310,234,343) (including $78,602,742 of securities loaned)	$396,444,903
Cash	934
Receivable for:
Dividends	121,178
Foreign withholding taxes reclaimed	105,091
Shares of beneficial interest sold	13,279
Interest	1,415
Prepaid expenses and other assets	5,118
Total Assets	396,691,918
Liabilities:
Collateral on securities loaned, at value	81,316,992
Payable for:
Investments purchased	1,553,641
Shares of beneficial interest redeemed	492,545
Investment advisory fee	260,723
Distribution fee	172,945
Transfer agent fee	54,109
Administration fee	22,672
Accrued expenses and other payables	105,182
Total Liabilities	83,978,809
Net Assets	$312,713,109
Composition of Net Assets:
Paid-in-capital	$221,110,397
Net unrealized appreciation	86,211,381
Net investment loss	(1,706,890)
Undistributed net realized gain	7,098,221
Net Assets	$312,713,109
Class A Shares:
Net Assets	$158,286,892
Shares Outstanding (unlimited authorized, $.01 par value)	9,456,664
Net Asset Value Per Share	$16.74
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.67
Class B Shares:
Net Assets	$135,182,190
Shares Outstanding (unlimited authorized, $.01 par value)	9,019,140
Net Asset Value Per Share	$14.99
Class C Shares:
Net Assets	$15,200,983
Shares Outstanding (unlimited authorized, $.01 par value)	1,012,029
Net Asset Value Per Share	$15.02
Class D Shares:
Net Assets	$4,043,044
Shares Outstanding (unlimited authorized, $.01 par value)	233,989
Net Asset Value Per Share	$17.28

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2007 (unaudited)

Net Investment Loss:
Income
Dividends	$1,269,066
Interest	318,271
Income from securities loaned – net	27,195
Total Income	1,614,532
Expenses
Investment advisory fee	1,534,191
Distribution fee (Class A shares)	204,232
Distribution fee (Class B shares)	743,192
Distribution fee (Class C shares)	79,225
Transfer agent fees and expenses	338,289
Administration fee	133,408
Shareholder reports and notices	112,316
Professional fees	32,633
Registration fees	27,449
Custodian fees	11,522
Trustees’ fees and expenses	1,401
Other	14,405
Total Expenses	3,232,263
Less: expense offset	(2,003)
Net Expenses	3,230,260
Net Investment Loss	(1,615,728)
Net Realized and Unrealized Gain:
Net realized gain	17,973,612
Net Change in Unrealized Appreciation/Depreciation on:
Investments	9,309,699
Translation of other assets and liabilities denominated in foreign currencies	(1,086)
Net Appreciation	9,308,613
Net Gain	27,282,225
Net Increase	$25,666,497

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JULY 31, 2006
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,615,728)	$(3,403,497)
Net realized gain	17,973,612	59,507,226
Net change in unrealized appreciation	9,308,613	(39,902,798)
Net Increase	25,666,497	16,200,931
Distributions to Shareholders from Net Realized Gain:
Class A shares	(17,514,743)	(21,544,762)
Class B shares	(17,152,068)	(25,307,484)
Class C shares	(1,871,440)	(2,405,379)
Class D shares	(461,764)	(1,000,632)
Total Distributions	(37,000,015)	(50,258,257)
Net decrease from transactions in shares of beneficial interest	(22,086,351)	(60,443,536)
Net Decrease	(33,419,869)	(94,500,862)
Net Assets:
Beginning of period	346,132,978	440,633,840
End of Period (Including net investment losses of $1,706,890 and $91,162, respectively)	$312,713,109	$346,132,978

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Health Sciences Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2007 were $78,602,742 and $81,316,992, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.92% to the portion of the daily net assets not exceeding $500 million; 0.87% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.845% to the portion of the daily net assets in excess of $1 billion.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,022,703 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $279, $182,148 and $465, respectively and received $18,305 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2007, aggregated $104,128,095 and $161,508,494, respectively.

For the six months ended January 31, 2007, the Fund incurred brokerage commissions of $12,988 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 233,989 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors, which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At January 31, 2007, the Fund had an accrued pension liability of $54,721, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	68,795	$1,190,265	209,699	$3,777,339
Conversion from Class B	266,037	4,623,354	695,255	12,322,542
Reinvestment of distributions	986,924	16,225,037	1,134,595	19,775,993
Redeemed	(1,391,879)	(24,435,534)	(2,654,892)	(47,464,368)
Net decrease – Class A	(70,123)	(2,396,878)	(615,343)	(11,588,494)
CLASS B SHARES
Sold	123,619	1,919,255	402,993	6,709,413
Conversion to Class A	(294,642)	(4,623,354)	(759,218)	(12,322,542)
Reinvestment of distributions	1,032,927	15,225,339	1,443,412	23,007,984
Redeemed	(1,759,930)	(28,012,180)	(3,790,869)	(62,540,707)
Net decrease – Class B	(898,026)	(15,490,940)	(2,703,682)	(45,145,852)
CLASS C SHARES
Sold	37,217	586,436	82,823	1,356,704
Reinvestment of distributions	115,541	1,706,544	143,893	2,296,528
Redeemed	(152,353)	(2,420,340)	(412,558)	(6,837,114)
Net increase (decrease) – Class C	405	(127,360)	(185,842)	(3,183,882)
CLASS D SHARES
Sold	95,725	1,718,845	26,902	487,249
Reinvestment of distributions	14,632	248,307	50,895	909,994
Redeemed	(331,841)	(6,038,325)	(104,330)	(1,922,551)
Net decrease – Class D	(221,484)	(4,071,173)	(26,533)	(525,308)
Net decrease in Fund	(1,189,228)	$(22,086,351)	(3,531,400)	$(60,443,536)

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2007 (unaudited) continued

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

9.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Health Sciences Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.36		$18.79	$17.88	$17.37	$14.88	$18.14
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.08)	(0.16)	(0.17)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	1.44		0.93	2.79	0.68	2.67	(2.87)
Total income (loss) from investment operations	1.39		0.85	2.63	0.51	2.54	(3.02)
Less distributions from net realized gain	(2.01)		(2.28)	(1.72)	—	(0.05)	(0.24)
Net asset value, end of period	$16.74		$17.36	$18.79	$17.88	$17.37	$14.88
Total Return†	8.22	%(1)	4.44%	15.02%	2.94%	17.14%	(16.88)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.57	%(2)	1.53%	1.52%	1.47%	1.50%	1.44%
Net investment loss	(0.60	)%(2)	(0.48)%	(0.87)%	(0.89)%	(0.83)%	(0.88)%
Supplemental Data:
Net assets, end of period, in thousands	$158,287		$165,347	$190,612	$15,346	$12,091	$10,354
Portfolio turnover rate	33	%(1)	58%	72%	63%	82%	84%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.80		$17.42	$16.81	$16.45	$14.21	$17.46
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.20)	(0.27)	(0.29)	(0.23)	(0.27)
Net realized and unrealized gain (loss)	1.31		0.86	2.60	0.65	2.52	(2.74)
Total income (loss) from investment operations	1.20		0.66	2.33	0.36	2.29	(3.01)
Less distributions from net realized gain	(2.01)		(2.28)	(1.72)	—	(0.05)	(0.24)
Net asset value, end of period	$14.99		$15.80	$17.42	$16.81	$16.45	$14.21
Total Return†	7.82	%(1)	3.70%	14.08%	2.19%	16.18%	(17.48)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.32	%(2)	2.28%	2.27%	2.23%	2.26%	2.20%
Net investment loss	(1.35	)%(2)	(1.23)%	(1.62)%	(1.65)%	(1.59)%	(1.64)%
Supplemental Data:
Net assets, end of period, in thousands	$135,182		$156,656	$219,875	$454,327	$505,403	$510,208
Portfolio turnover rate	33	%(1)	58%	72%	63%	82%	84%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.83		$17.45	$16.82	$16.46	$14.21	$17.46
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.20)	(0.26)	(0.28)	(0.23)	(0.27)
Net realized and unrealized gain (loss)	1.31		0.86	2.61	0.64	2.53	(2.74)
Total income (loss) from investment operations	1.20		0.66	2.35	0.36	2.30	(3.01)
Less distributions from net realized gain	(2.01)		(2.28)	(1.72)	—	(0.05)	(0.24)
Net asset value, end of period	$15.02		$15.83	$17.45	$16.82	$16.46	$14.21
Total Return†	7.80	%(1)	3.70%	14.20%	2.19%	16.09%	(17.37)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.32	%(2)	2.25%	2.22%	2.19%	2.26%	2.20%
Net investment loss	(1.35	)%(2)	(1.20)%	(1.57)%	(1.61)%	(1.59)%	(1.64)%
Supplemental Data:
Net assets, end of period, in thousands	$15,201		$16,010	$20,891	$24,117	$23,398	$21,124
Portfolio turnover rate	33	%(1)	58%	72%	63%	82%	84%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.83		$19.20	$18.19	$17.63	$15.07	$18.32
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.04)	(0.11)	(0.12)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	1.49		0.95	2.84	0.68	2.70	(2.90)
Total (loss) income from investment operations	1.46		0.91	2.73	0.56	2.61	(3.01)
Less distributions from net realized gain	(2.01)		(2.28)	(1.72)	—	(0.05)	(0.24)
Net asset value, end of period	$17.28		$17.83	$19.20	$18.19	$17.63	$15.07
Total Return†	8.40	%(1)	4.73%	15.28%	3.18%	17.38%	(16.66)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.32	%(2)	1.28%	1.27%	1.23%	1.26%	1.20%
Net investment loss	(0.35	)%(2)	(0.23)%	(0.62)%	(0.65)%	(0.59)%	(0.64)%
Supplemental Data:
Net assets, end of period, in thousands	$4,043		$8,120	$9,255	$13,804	$24,492	$22,058
Portfolio turnover rate	33	%(1)	58%	72%	63%	82%	84%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, and later adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1)   Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	10,959,847	567,588	0	0
Kathleen A. Dennis	10,966,737	560,698	0	0
James F. Higgins	10,952,830	574,605	0	0
Joseph J. Kearns	10,961,157	566,278	0	0
Michael F. Klein	10,964,959	562,476	0	0
W. Allen Reed	10,952,264	575,171	0	0
Fergus Reid	10,937,449	589,986	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2)   Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	9,317,335	505,216	415,593	1,289,291
Elimination of the fundamental policy restricting purchases of securities on margin	9,302,202	526,581	409,361	1,289,291
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	9,347,592	473,019	417,533	1,289,291
Elimination of the fundamental policy regarding investments in warrants	9,298,232	520,113	419,799	1,289,291
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	9,364,850	471,887	401,407	1,289,291
Elimination of the fundamental policy regarding investments in unseasoned companies	9,312,503	508,898	416,743	1,289,291

Morgan Stanley Health Sciences Trust

Results of Special Shareholder Meeting  (unaudited) continued

(3)   Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	9,399,148	441,873	397,123	1,289,291
Modify fundamental policy regarding borrowing money	9,301,045	526,757	410,342	1,289,291
Modify fundamental policy regarding loans	9,309,444	511,043	417,657	1,289,291
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	9,333,989	486,814	417,341	1,289,291
Modify fundamental policy regarding issuance of senior securities	9,348,434	480,872	408,838	1,289,291

(4)   Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	9,293,733	532,748	411,663	1,289,291
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	9,355,554	473,123	409,467	1,289,291

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

HCRSAR-RA07-00259P-Y01/07	MORGAN STANLEY FUNDS
Morgan Stanley Health Sciences Trust Semiannual Report January 31, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                             /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                                /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9